Earnings Per Share (Details) (USD $) In Thousands, except Share data	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Numerators:
Income attributable to the Company	$ 260,761	$ 248,269	$ 481,462	$ 459,385
Less: Dividend preference on Preference shares	28	25	55	51
Income available to all classes of shares	$ 260,733	$ 248,244	$ 481,407	$ 459,334
Denominators:
Weighted average number of ordinary shares outstanding	298,559,749	296,104,554	298,427,098	295,926,583
Weighted average number of preference shares outstanding	3,958,515	3,899,075	3,957,978	3,894,560
Total weighted average shares outstanding	302,518,264	300,003,629	302,385,076	299,821,143
Potentially dilutive Ordinary shares	2,336,573	1,775,499	2,095,345	1,594,139
Potentially dilutive Preference shares	21,174	49,206	20,432	46,919
Total weighted average Ordinary shares outstanding assuming dilution	300,896,322	297,880,053	300,522,443	297,520,722
Total weighted average Preference shares outstanding assuming dilution	3,979,689	3,948,281	3,978,410	3,941,479
Basic income per Ordinary share	$ 0.86	$ 0.83	$ 1.59	$ 1.53
Plus preference per Preference shares	$ 0.01	$ 0	$ 0.02	$ 0.02
Basic income per Preference share	$ 0.87	$ 0.83	$ 1.61	$ 1.55
Fully diluted income per Ordinary share	$ 0.86	$ 0.82	$ 1.58	$ 1.52
Plus preference per Preference shares	$ 0	$ 0.01	$ 0.01	$ 0.02
Fully diluted income per Preference share	$ 0.86	$ 0.83	$ 1.59	$ 1.54